Share Capital (Details) - Schedule of Stock Option Activity - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options [Member]
Share Capital (Details) - Schedule of Stock Option Activity [Line Items]
Number of options, Outstanding at beginning	1,506,138	414,568
Weighted average exercise price, Outstanding at beginning	$ 3.53	$ 13.88
Number of options, Outstanding at ending		1,506,138	414,568
Weighted average exercise price, Outstanding at ending		$ 3.53	$ 13.88
Number of options, Granted		1,145,000
Weighted average exercise price, Granted		$ 1.15
Number of options, Expired/Cancelled		(53,430)
Weighted average exercise price, Expired/Cancelled		$ 30.9
Restricted Share Units [Member]
Share Capital (Details) - Schedule of Stock Option Activity [Line Items]
Number of options, Outstanding at beginning	3,165,000
Weighted average exercise price, Outstanding at beginning	$ 1.05
Number of options, Outstanding at ending		3,165,000
Weighted average exercise price, Outstanding at ending		$ 1.05
Number of options, Granted		3,195,000
Weighted average exercise price, Granted		$ 1.05
Number of options, Expired/Cancelled		(30,000)
Weighted average exercise price, Expired/Cancelled		$ 1.1
Agents’ Options [Member]
Share Capital (Details) - Schedule of Stock Option Activity [Line Items]
Number of options, Outstanding at beginning	931,507	445,926	452,523
Weighted average exercise price, Outstanding at beginning	$ 4.12	$ 7.51	$ 8.02
Number of options, Outstanding at ending		931,507	445,926
Weighted average exercise price, Outstanding at ending		$ 4.12	$ 7.51
Number of options, Granted		487,283
Weighted average exercise price, Granted		$ 2.51
Number of options, Expired/Cancelled		(1,702)	(6,597)
Weighted average exercise price, Expired/Cancelled		$ 20.49	$ 5,268
before the 100-1 reverse stock split [Member] | Stock Options [Member]
Share Capital (Details) - Schedule of Stock Option Activity [Line Items]
Number of options, Outstanding at ending	1,506,138
Weighted average exercise price, Outstanding at ending	$ 3.53
before the 100-1 reverse stock split [Member] | Restricted Share Units [Member]
Share Capital (Details) - Schedule of Stock Option Activity [Line Items]
Number of options, Outstanding at ending	3,165,000
Weighted average exercise price, Outstanding at ending	$ 1.05
before the 100-1 reverse stock split [Member] | Agents’ Options [Member]
Share Capital (Details) - Schedule of Stock Option Activity [Line Items]
Number of options, Outstanding at ending	931,507
Weighted average exercise price, Outstanding at ending	$ 4.87
after the 100-1 reverse stock split [Member] | Stock Options [Member]
Share Capital (Details) - Schedule of Stock Option Activity [Line Items]
Number of options, Outstanding at ending	15,061
Weighted average exercise price, Outstanding at ending	$ 353
after the 100-1 reverse stock split [Member] | Restricted Share Units [Member]
Share Capital (Details) - Schedule of Stock Option Activity [Line Items]
Number of options, Outstanding at ending	31,650
Weighted average exercise price, Outstanding at ending	$ 105
after the 100-1 reverse stock split [Member] | Agents’ Options [Member]
Share Capital (Details) - Schedule of Stock Option Activity [Line Items]
Number of options, Outstanding at ending	9,315
Weighted average exercise price, Outstanding at ending	$ 487